Related Parties (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Accounts receivable	R$ 47,326	R$ 36,200
Trade account payable	(41,967)	(25,145)
Other rights	582
Advances and other liabilities	(229)
Sales	244,815	172,143	R$ 177,180
Financial income (expenses), net	8,227
Purchases	(602,767)	(474,305)	(573,544)
Other operating income (expenses)	17,601
Marfrig Global Foods S.A. [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable	16,145	7,945
Trade account payable	(36,266)	(24,838)
Other rights	582
Advances and other liabilities	(229)
Sales	72,684	61,320	76,553
Financial income (expenses), net	8,227
Purchases	(413,850)	(472,903)	(572,357)
Other operating income (expenses)	17,601
Marfrig Chile S.A. [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable	3,626	2,563
Trade account payable		(195)
Sales	26,691	12,790	15,273
Purchases	(668)	(1,290)	(1,187)
Quickfood S.A. [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable	24,223	24,852
Sales	118,859	95,631	84,875
Marfrig Alimentos S.A. [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable	1,659
Sales			242
Weston Importers Ltd. [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable	1,416	366
Trade account payable	(5,587)
Sales	4,389	1,536
Purchases	(186,315)
MFG Agropecuaria Ltda. [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable		1
Pampeano Alimentos S.A. [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable	257	473
Trade account payable	(114)	(112)
Sales	1,147	866	R$ 237
Purchases	(1,934)	R$ (112)
Dicasold S.A. [Member]
IfrsStatementLineItems [Line Items]
Sales	R$ 21,045